Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	$ 41,301,663	$ 42,971,714
Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	10,487,062	11,980,522
Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	22,401,797	22,796,783
Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	8,272,391	8,087,438
Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	92,560	75,893
Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	47,853	31,078
Demend [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Demend [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Demend [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Demend [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Demend [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Demend [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Up to 1 month [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	5,604,004	4,379,027
Up to 1 month [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	3,709,915	3,576,287
Up to 1 month [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	1,469,421	653,112
Up to 1 month [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	400,358	130,280
Up to 1 month [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	15,504	12,853
Up to 1 month [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	8,806	6,495
Over 1 month and up to 3 months [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	4,755,595	5,218,515
Over 1 month and up to 3 months [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	2,877,266	2,684,713
Over 1 month and up to 3 months [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	1,372,813	2,158,595
Over 1 month and up to 3 months [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	443,952	335,102
Over 1 month and up to 3 months [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	44,966	31,914
Over 1 month and up to 3 months [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	16,598	8,191
Over 3 months and up to 12 months [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	9,937,477	10,937,809
Over 3 months and up to 12 months [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	3,331,247	4,847,747
Over 3 months and up to 12 months [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	5,305,882	4,953,398
Over 3 months and up to 12 months [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	1,245,809	1,091,777
Over 3 months and up to 12 months [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	32,090	28,495
Over 3 months and up to 12 months [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	22,449	16,392
Over 1 year and up to 3 years [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	8,750,099	9,037,075
Over 1 year and up to 3 years [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	523,024	782,755
Over 1 year and up to 3 years [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	5,531,197	6,053,885
Over 1 year and up to 3 years [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	2,695,878	2,197,804
Over 1 year and up to 3 years [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments		2,631
Over 1 year and up to 3 years [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Over 3 years and up to 5 years [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	5,098,188	5,449,319
Over 3 years and up to 5 years [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	45,610	70,262
Over 3 years and up to 5 years [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	3,897,824	3,627,267
Over 3 years and up to 5 years [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	1,154,754	1,751,790
Over 3 years and up to 5 years [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Over 3 years and up to 5 years [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Over 5 years [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	7,156,300	7,949,969
Over 5 years [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments		18,758
Over 5 years [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	4,824,660	5,350,526
Over 5 years [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	2,331,640	2,580,685
Over 5 years [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Over 5 years [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments
Fair Value Assets [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	2,960,706	2,705,496
Fair Value Assets [Member] | Currency forward [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	566,050	742,545
Fair Value Assets [Member] | Interest Rate Swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	1,324,541	825,525
Fair Value Assets [Member] | Interest rate and cross currency swap [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	1,065,036	1,132,718
Fair Value Assets [Member] | Call currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	2,321	4,509
Fair Value Assets [Member] | Put currency options [Member]
Financial Assets Held for Trading at Fair Value through Profit or Loss (Details) - Schedule of portfolio of derivative instruments [Line Items]
Derivative instruments	$ 2,758	$ 199